General and administrative expenses	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
General And Administrative Expenses

16. General and administrative expenses and project evaluations costs

	For the year ended December 31, 2023	For the three months ended December 31, 2022 (transition period)	For the year ended September 30, 2022	For the year ended September 30, 2021
	($)	($)	($)	($)
Corporate administrative costs	3,036	1,366	5,035	2,818
Employee costs	2,824	738	2,998	1,304
Professional fees	2,144	836	8,374	5,158
	8,004	2,940	16,407	9,280
Depreciation	70	29	72	5
Share-based compensation	2,806	1,078	3,146	3,324
	10,880	4,047	19,625	12,609

During the year ended December 31, 2023, three months ended December 31, 2022, and years ended September 30, 2022 and 2021, included in the total general and administrative expenses and project evaluation costs were general and administrative expenses of $10,401, $3,932, $14,032 and $9,374, respectively, and corporate administrative costs of $479, $115, $5,593 and $3,235, respectively.